Investments Accounted for by the Equity Method and Variable Interest Entities - PG&E Bankruptcy (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments Accounted for by the Equity Method
Equity investments in affiliates	$ 388	$ 412
Agua Caliente
Investments Accounted for by the Equity Method
Equity investments in affiliates	213
Ivanpah Master Holdings, LLC
Investments Accounted for by the Equity Method
Equity investments in affiliates	$ 20